Business Combinations - Acquisition of Eall (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Aug. 12, 2019 CNY (¥)	Apr. 20, 2018 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Business Acquisition [Line Items]
Share-based compensations expenses			¥ 2,252,589	¥ 2,955,590		¥ 382,196
Repurchase of deemed issued shares
Business Acquisition [Line Items]
Share-based compensations expenses | $					$ 63,238
Eall
Business Acquisition [Line Items]
Percentage of non-controlling interests acquired		100.00%
Ordinary shares of the Company issued | shares		4,933,010
Fair value of deemed issued shares		¥ 76,800
Cash consideration	¥ 140,000	¥ 401,026
Eall | Repurchase of deemed issued shares
Business Acquisition [Line Items]
Share-based compensations expenses	¥ 63,200